Lease Liabilities	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Lease liabilities
11.	Lease liabilities
Lease liabilities consist of leases for retail, production and distribution facilities, equipment and a vehicle. The leases have been discounted using weighted average interest rates ranging between 3.0% and 12.5% as estimated incremental borrowing rates of the Company for similar assets.

	Year ended December 31,

	2021	2020

Balance, beginning of year	$5,536,287	$ 392,472

Additions	12,375,861	5,020,509

Lease payments	(1,591,300)	(163,811)

Early termination of leases	(24,552)	(39,706)

Lease concessions	-	(16,800)

Interest expense	1,340,492	345,958

Foreign exchange translation adjustment	(22,395)	(2,335)

Balance, end of year	$17,614,393	$ 5,536,287

Less: current portion of lease liabilities	(849,935)	(146,935)

Lease liabilities	$16,764,458	$ 5,389,352
On September 22, 2020, the Company terminated 17 lease agreements and purchased the related leased equipment for $79,118. The difference between the related lease liabilities and right-of-use-assets
of $7,533 was recognized as a loss on termination of leases.
During the year ended December 31, 2021, the Company terminated 2 lease agreements and recognized a $1,600 of gain on termination of leases.
The Company’s future minimum lease payments for the leases for retail, warehouse, production facilities, equipment and vehicle are as follows:

Fiscal year ending:	Retail, warehouse and production facilities	Equipment	Vehicle	Total

December 31, 2022	$ 1,841,099	$ 342,213	$ 12,175	$ 2,195,487

December 31, 2023	1,859,082	329,567	12,175	2,200,824

December 31, 2024	1,876,935	268,083	468	2,145,486

December 31, 2025	1,894,002	225,395	-	2,119,397

December 31, 2026	1,932,419	55,164	-	1,987,583

December 31, 2027 and thereafter	19,006,706	-	-	19,006,706

Total lease payments	28,410,243	1,220,422	24,818	29,655,483

Amounts representing interest over the term of the leases	(11,920,295)	(119,199)	(1,596)	(12,041,090)

Present value of net lease payments	16,489,948	1,101,223	23,222	17,614,393

Less: Current portion	(550,077)	(288,849)	(11,009)	(849,935)

Long-term portion	$ 15,939,871	$ 812,374	$ 12,213	$ 16,764,458
Further information about our leases facilities is provided in Note 25 Commitments.

11.	Lease liabilities
Lease liabilities consist of leases for retail, production and distribution facilities, equipment and a vehicle. The leases have been discounted using weighted average interest rates ranging between 7.0% and 12.5% as estimated incremental borrowing rates of the Company for similar assets.

As at December 31
2020
Balance, beginning of year	$392,472
Additions	5,020,509
Lease payments	(163,811)
Early termination of leases	(39,706)
Lease concessions	(16,800)
Interest expense	345,958
Foreign exchange translation adjustment	(2,335)

Balance, end of year	$5,536,287

Less: current portion of lease liabilities	(146,935)

Lease liabilities	$5,389,352

On September 22, 2020, the Company terminated 17 lease agreements and purchased the related leased equipment for $79,118. The difference between the related lease liabilities and right-of-use-assets
of $7,533 was recognized as a loss on termination of leases.
The Company’s future minimum lease payments for the leases for retail, production and distribution facilities, equipment and vehicle are as follows:

Fiscal year ending:	Retail and production facilities	Equipment	Vehicle	Total
December 31, 2021	$767,682	$53,004	$8,435	$829,121
December 31, 2022	859,956	4,200	8,078	872,234
December 31, 2023	826,611	2,100	8,078	836,789
December 31, 2024	819,034	—	311	819,345
December 31, 2025	834,295	—	—	834,295
December 31, 2026 and thereafter	7,787,053	—	—	7,787,053

Total lease payments	11,894,631	59,304	24,902	11,978,837
Amounts representing interest over the term of the leases	(6,434,532)	(2,681)	(5,337)	(6,442,550)

Present value of net lease payments	5,460,099	56,623	19,565	5,536,287
Less: Current portion	(90,697)	(50,657)	(5,581)	(146,935)

Long-term portion	$5,369,402	$5,966	$13,984	$5,389,352

Further information about our leases facilities is provided in Note 24 Commitments.